Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Accumulated losses	Equity compensation reserve	Total
Balance at Jun. 30, 2020	$ 24,355,213	$ (28,469,536)	$ 4,576,829	$ 462,506
Net loss for the year		(14,060,992)		(14,060,992)
Other comprehensive income
Total comprehensive loss for the year		(14,060,992)		(14,060,992)
Capital raising	5,000,000			5,000,000
Costs of capital raising	(1,085,468)			(1,085,468)
Options and rights exercised	6,006,549		(2,709,020)	3,297,529
Options expired		1,799	(1,799)
Share-based payments
Service providers	1,017,500		781,012	1,798,512
Directors	3,920,000		1,915,485	5,835,485
Employees			395,512	395,512
Balance at Jun. 30, 2021	39,213,794	(42,528,729)	5,293,019	1,978,084
Option exercise proceeds			335,000	335,000
Net loss for the year		(20,076,843)		(20,076,843)
Other comprehensive income
Total comprehensive loss for the year		(20,076,843)		(20,076,843)
Performance rights exercised	1,996,500		(1,996,500)
Options exercised	1,665,907		(491,002)	1,174,905
Ordinary shares – NASDAQ	16,706,783			16,706,783
Costs of capital raising – NASDAQ	(2,856,327)			(2,856,327)
Repayment of notes	3,125,964			3,125,964
Share-based payments
Service providers	1,050,238			1,050,238
Employees / Directors	920,000		6,532,583	7,452,583
Balance at Jun. 30, 2022	$ 61,822,859	$ (62,605,572)	$ 9,338,100	$ 8,555,387